MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

522 Fifth Avenue

New York, New York 10036

              June 2, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	Morgan Stanley U.S. Government Money Market Trust
	File Number –	002-74980
811-03326

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 29, 2008.

Very truly yours,

/s/ Joanne Doldo
Joanne Doldo
Assistant Secretary

cc:	Amy R. Doberman, Esq.
Larry Greene